Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Income And Expenses [Abstract]
Gain on disposal of certain items of property	€ 3	€ 4	€ 157
VAT relief	1,169	1,475	1,573
Reimbursements	935	2,875	1,289
Other	2,694	2,762	3,505
Total	€ 4,801	€ 7,116	€ 6,524